Goodwill and Specifically Identifiable Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Future sales volume and product mix used to forcast		10 years
Goodwill impairment		$ 634
Life Segment [Member]
Goodwill impairment	$ 634	$ 634